SUPPLEMENTAL INFORMATION - Disclosure of changes in non-cash working capital and cash interest transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Use) source of cash:
Accounts receivable	$ (39,802)	$ (19,134)	$ 2,993
Prepaid expenses and deposits	(1,813)	(71)	(634)
Accounts payable and accrued liabilities	18,681	62,673	(31,126)
Total source (use) of cash	(22,934)	43,468	(28,767)
Relating to:
Related to operating activities	(38,657)	6,131	(9,801)
Related to investing activities	15,723	37,337	(18,966)
Non-cash working capital of operating and investing activities	(22,934)	43,468	(28,767)
Other:
Interest paid	10,764	6,433	35,582
Interest received	$ 75	$ 65	$ 106